Stockholders' Equity (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fixed capital, shares (in Shares)	90,850,000
Variable capital, shares (in Shares)	406,859,000
Percentage of legal reserve	5.00%
Percentage of nominal capital	20.00%
Legal reserve	$ 484,046,000	$ 484,046,000
Nominal stockholder´s equity percentage	20.00%	20.00%
Reserve	$ 7,000,000	$ 7,000,000	$ 5,000,000
Treasury shares (in Shares)	36,023,685	35,573,326
Treasury amount	$ 4,355,320,000	$ 4,266,278,000
Profit (loss) on treasury shares	$ 0	$ 0
Class I Shares [Member]
Fixed capital, shares (in Shares)	90,850,050
Class II Shares [Member]
Variable capital, shares (in Shares)	406,859,164